Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

30.	Valuation and qualifying accounts
The following table presents the changes in our valuation and qualifying accounts:

	Balance, beginning of year	Charges to earnings	Charges to other accounts (1)	Deductions	Balance, end of year
2019
Allowance for credit expected losses	$2,065	$4,294	$(104)	$(3,050)	$3,205
Allowance for cancellations	$1,361	$980	$(355)	$—	$1,986
Other reserves (2)	$2,661	$7,216	$30	$(7,316)	$2,591
2020
Allowance for credit expected losses	$3,205	$12,270	$2,689	$(7,369)	$10,795
Allowance for cancellations	$1,986	$14,182	$(854)	$(302)	$15,012
Other reserves (2)	$2,591	$5,858	$(28)	$(7,856)	$565
2021
Allowance for credit expected losses	$10,795	$11,713	$(1,057)	$(8,476)	$12,975
Allowance for cancellations	$15,012	$6,117	$69	$(1,982)	$19,216
Other reserves (2)	$565	$7,073	$(43)	$(5,323)	$2,272

(1)	Charges to other accounts primarily relate to net translation adjustments.
(2)	Other reserves primarily include our accrual of the cost associated with purchases made on our website related to the use of fraudulent credit cards charged-back due to payment disputes.